Financial expenses (Tables)	12 Months Ended
Dec. 31, 2018
Financial expenses
Schedule of financial expenses

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DKK thousand	2018	2017	2016
Interest expenses from financial liabilities measured at amortized costs	15,080	18,913	32,157
Amortization of financing costs	18,347	5,748	8,369
Fair value adjustments of securities	1,389	0	0
Loss on sale of securities	881	0	0
Other financial expenses	1,625	949	255
Exchange rate adjustments	0	7,899	3,575
Total financial expenses	37,322	33,509	44,356